Cover Page	3 Months Ended
Mar. 31, 2020
Cover page.
Title of 12(b) Security	Common Stock, $0.10 par value
Document Type	8-K
Document Period End Date	May 06, 2020
Entity File Number	1-13948
Entity Registrant Name	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1612879
Entity Address, Address Line One	100 North Point Center East,
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Alpharetta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30022
City Area Code	800
Local Phone Number	514-0186
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001000623
Amendment Flag	false
Trading Symbol	SWM
Security Exchange Name	NYSE